Financial assets and liabilities at fair value	9 Months Ended
Sep. 30, 2018
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 5. Financial assets and liabilities at fair value

	September 30, 2018
Skr mn	Book value	Fair value	Surplus value (+)/ Deficit value (–)
Cash and cash equivalents	2,355	2,355	—
Treasuries/governments bonds	6,332	6,332	—
Other interest-bearing securities except loans	49,165	49,165	—
Loans in the form of interest-bearing securities	37,728	38,902	1,174
Loans to credit institutions	28,600	28,608	8
Loans to the public	161,097	163,524	2,427
Derivatives	8,019	8,019	—

Total financial assets	293,296	296,905	3,609

Borrowing from credit institutions	1,860	1,860	—
Debt securities issued	252,153	253,434	1,281
Derivatives	22,626	22,626	—
Subordinated liabilities	2,225	2,250	25

Total financial liabilities	278,864	280,170	1,306

	December 31, 2017

Skr mn	Book value	Fair value	Surplus value (+)/ Deficit value (–)

Cash and cash equivalents	1,231	1,231	—
Treasuries/governments bonds	4,382	4,382	—
Other interest-bearing securities except loans	39,807	39,807	—
Loans in the form of interest-bearing securities	41,125	42,352	1,227
Loans to credit institutions	23,198	23,451	253
Loans to the public	141,111	144,935	3,824
Derivatives	7,803	7,803	—

Total financial assets	258,657	263,961	5,304

Borrowing from credit institutions	2,317	2,317	—
Debt securities issued	222,516	223,465	949
Derivatives	16,480	16,480	—
Subordinated liabilities	2,040	2,047	7

Total financial liabilities	243,353	244,309	956

Determination of fair value

The determination of fair value is described in SEK’s 2017 Annual Report, see Note 1a (h) (viii) Principles for determination of fair value of financial instruments and (ix) Determination of fair value of certain types of financial instruments.

Financial assets in fair value hierarchy

	Financial assets at fair value through profit or loss				Available-for-sale under IAS 391
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	6,332	—	6,332	—	—	—	—
Other interest-bearing securities except loans	—	49,165	—	49,165	—	—	—	—
Derivatives	—	6,311	1,708	8,019	—	—	—	—

Total, September 30, 2018	—	61,808	1,708	63,516	—	—	—	—

Total, December 31, 2017	—	5,942	1,974	7,916	4,382	39,694	—	44,076

1Due to the transition to IFRS 9, the financial assets classified as available-for-sale under IAS 39  are now classified as “Financial assets at fair value through profit or loss.”

Financial liabilities in fair value hierarchy

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	19,207	45,937	65,144
Derivatives	—	17,038	5,588	22,626
Subordinated liabilities	—	—	—	—

Total, September 30, 2018	—	36,245	51,525	87,770

Total, December 31, 2017	—	34,086	45,815	79,901

There were no transfers made between levels during the period January-September 2018 (year-end 2017: Skr - million).

Financial assets and liabilities at fair value in Level 3, September 30, 2018

Skr mn	January 1, 2018	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss1	Gains (+) and losses (–) in Other comprehensive income	Exchange-rate differences	September 30, 2018
Debt securities issued	-42,995	-8,520	5,513	—	—	2,550	205	-2,690	-45,937
Derivatives, net	-846	-6	-14	—	—	-2,383	—	-631	-3,880

Net assets and liabilities, 2018	-43,841	-8,526	5,499	—	—	167	205	-3,321	-49,817

Financial assets and liabilities at fair value in Level 3, December 31, 2017

Skr mn	January 1, 2017	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss1	Exchange-rate differences	December 31, 2017
Other interest-bearing securities except loans	257	—	-250	—	—	-6	-1	—
Debt securities issued	-48,217	-19,077	24,627	—	—	1,044	-1,372	-42,995
Derivatives, net	-2,404	3	-4,342	—	—	-1,202	7,099	-846

Net assets and liabilities, 2017	-50,364	-19,074	20,035	—	—	-164	5,726	-43,841

1Gains and losses through profit or loss, including the impact of exchange-rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of September 30, 2018, amounted to a Skr 155 million gain (year-end 2017: Skr 768 million loss) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3 instruments

As the estimation of the parameters included in the models to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has, in accordance with IFRS 13, conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For Level 3 instruments with a longer duration where extrapolated discount curves are used, a sensitivity analysis has been conducted with regards to the interest. The revaluation of the portfolio is made using an interest rate shift of +/– 10 basis points. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The basis for this sensitivity analysis is therefore the revaluation of the relevant part of the portfolio, where the correlations have been adjusted by +/– 10 percentage points. After the revaluation is performed, the max/min value for each transaction is identified. For Level 3 instruments that are significantly affected by non-observable market data, such as SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/– 10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data.

The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis — level 3 assets and liabilities

	September 30, 2018
Assets and liabilities Skr mn	Fair Value	Unobservable input	Range of estimates for unobservable input1	Valuation method	Sensitivity max	Sensitivity min

Equity	-639	Correlation	0.67 - (0.07)	Option Model	1	-1
Interest rate	829	Correlation	0.22 - (0.09)	Option Model	-91	90
FX	-3,899	Correlation	0.88 - (0.92)	Option Model	25	-24
Other	-171	Correlation	0.60 - 0.00	Option Model	0	0

Sum derivatives, net	-3,880				-65	65

Equity	-684	Correlation	0.67 - (0.07)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	16	-16
Interest rate	-45,126	Correlation	0.22 - (0.09)	Option Model	96	-94
		Credit spreads	10BP - (10BP)	Discounted cash flow	107	-105
FX	-32	Correlation	0.88 - (0.92)	Option Model	-27	25
		Credit spreads	10BP - (10BP)	Discounted cash flow	90	-90
Other	-95	Correlation	0.60 - 0.00	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3

Sum debt securities issued	-45,937				284	-282

Total effect on total comprehensive income2					219	-217

Other interest-bearing securities except loans, December 31, 2017	0				0	0
Derivatives, net, December 31, 2017	-846				-167	155
Debt securities issued, December 31, 2017	-42,995				381	-366

Total effect on total comprehensive income, December 31, 20172					214	-211

1Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and –0.1. The correlation is expressed as a value between 1 and –1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to –1. The table presents the scenario analysis of the effect on Level 3 instruments, with maximum positive and negative changes.

2Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 216 million (year-end 2017: Skr 211 million) under a maximum scenario and Skr -214 million (year-end 2017: Skr -208 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)		The period’s change in fair value originating from credit risk (+ income/ - loss)
Skr mn	September 30, 2018	December 31, 2017	Jan–Sep 2018	Jan–Sep 2017
CVA/DVA, net1	-16	-8	-8	7
OCA2	-214	-578	310	-186

1Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.

2Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.Changes in creditworthiness is, as of January 1, 2018 presented in other comprehensive income according to IFRS 9. The effect of IFRS 9 differs from the closing balance as of December 31, 2017. The difference is related to the calculation of accumulated gains and losses that arise from changes in SEK’s own credit risk, and do not have any net effect on equity.